Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Future Minimum Rental Payments Under Operating Leases	Future minimum rental payments required under the terms of the noncancellable leases are as follows:

Years Ending December 31,	In Thousands

2014	$85
2015	58
2016	23
2017	14